Long-term Investments - Schedule of Other Equity Investments (Details) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2017
Other equity investments
Other equity investments	¥ 45,726,391	¥ 66,390,898
Beijing Empower Education Online Co., Ltd. ("EEO")
Other equity investments
Other equity investments	38,000,000	38,000,000	¥ 38,000,000
ApplySquare Education & Technology Co., Ltd. ("ApplySquare")
Other equity investments
Other equity investments	1,576,391	22,471,700
Beijing GlobalWisdom Information Technology Co., Ltd. ("GlobalWisdom")
Other equity investments
Other equity investments		¥ 5,919,198
Beijing Xiaozhi Education & Technology Co., Ltd. (''Xiaozhi Education")
Other equity investments
Other equity investments	6,000,000
Beijing Futou Technology Co., Ltd. ("Futou Technology")
Other equity investments
Other equity investments	¥ 150,000